Label	Element	Value
A, C | AllianzGI Global Commodity Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated March 10, 2014 to the

Statutory Prospectuses for Institutional Class and Class A, Class C, Class D and Class P Shares of all series of

Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Commodity Equity Fund

Effective June 2, 2014, the AllianzGI Global Commodity Equity Fund (the “Fund”) will change its name to the “AllianzGI Global Natural Resources Fund”. All references to the Fund will be changed to “AllianzGI Global Natural Resources Fund”. In connection with this change, changes to the Fund’s investment policies will also take effect, effective June 2, 2014, as described in greater detail below.

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Global Commodity Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the Fund Summary relating to the Fund, the first paragraph in the subsection entitled “Principal Investment Strategies” will be deleted and replaced in its entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are associated with natural resources, including those companies that are principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. The Fund also has a fundamental policy to invest at least 25% of its total assets in the “natural resources” sector, as described in the SAI. Under normal conditions, the portfolio managers seek to allocate investments across a range of investment opportunities and businesses in the Agriculture, Energy, Materials and Commodity-Related Industrials sectors. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will allocate its investments among securities of issuers located in at least eight different countries (which may include the United States). The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”).

Please retain this Supplement for future reference.